Leasing Arrangements	12 Months Ended
Dec. 31, 2014
Leasing Arrangements [Abstract]
Leasing Arrangements

NOTE 19 – LEASING ARRANGEMENTS

The Corporation acquired a branch that is operated from a facility that is leased under a twenty-year cancelable operating lease expiring in June 2016.  There is an option to renew the lease for two successive periods of five years each, but otherwise on the same terms.

The following is a schedule of future minimum rental payments required under the above operating lease as of December 31, 2014:

Year ending December 31	Amount
2015	$45,000
2016	$22,500